May 4, 1999






VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      American United Life Pooled Equity Fund B
                  American United Life Insurance Company(R)
                  File No. 811-1571

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of American United Life Pooled Equity Fund B was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-1525 with any questions or comments regarding the attached.

                                                   Sincerely,



                                                   /s/ Rick Wacker